NET INCOME PER SHARE (DETAILS) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Line Items]
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 1,150	$ 596	$ 448
Shares:
Weighted average common shares used in computing basic net income per share	3,786,542	3,778,825	3,778,825
Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	8,259	9,779	2,482
Weighted average common shares used in computing diluted net income per share	3,794,801	3,788,604	3,781,307
Net income per share, basic (in dollars per share)	$ 0.3	$ 0.16	$ 0.12
Net income per share, diluted (in dollars per share)	$ 0.3	$ 0.16	$ 0.12